TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 1

dated March 12, 2007
to the January 17, 2007 and February 1, 2007
Statements of Additional Information (SAIs)

New Officers

Effective February 21, 2007, the Board of Trustees of TIAA-CREF Institutional Mutual Funds (the “Fund”) appointed Scott C. Evans as President and Principal Executive Officer of the Fund. He replaces Herbert M. Allison, Jr., who had held the position of President and Chief Executive Officer of the Fund. Consequently, Mr. Evans will no longer serve as Executive Vice President and Chief Investment Officer/Head of Asset Management of the Fund.

Effective February 21, 2007, the Fund’s Board of Trustees appointed Phillip G. Goff as Principal Financial Officer, Principal Accounting Officer and Treasurer of the Fund. Related to this appointment, Georganne C. Proctor resigned as Executive Vice President and Chief Financial Officer of the Fund and Gary Chinery resigned as Treasurer of the Fund. Mr. Chinery will continue to serve as a Vice President of the Fund.

Consequently, all references to Mr. Allison and Ms. Proctor and all references to Mr. Chinery as Treasurer of the Fund should be removed from the list of officers in the Fund’s SAIs and the following information concerning Messrs. Evans and Goff should be added to this list.

Name,	Position(s)	Term of Office
Address	Held with	and Length of	Principal Occupation(s)
and Age	Fund	Time Served	During Past 5 Years
Scott C. Evans	President	One-year term.	Principal Executive Officer and President of TIAA-CREF Mutual Funds,
TIAA-CREF	and Principal	President and Principal	TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds
730 Third Avenue	Executive Officer	Executive Officer since	(collectively, the “TIAA-CREF Mutual Funds”) (since 2007). Executive
New York, NY 10017-3206		February 2007.	Vice President (since 1999) and Head of Asset Management (since
DOB: 5/11/59			2006) of TIAA, CREF and TIAA Separate Account VA-1. Director of TPIS
(since 2006) and Advisors (since 2004). President and Chief Executive
Officer of Investment Management and Advisors, and Manager of Invest-
ment Management (since 2004). Formerly, Executive Vice President and
Head of Asset Management of the TIAA-CREF Mutual Funds (2006-
2007); Manager of TIAA Realty Capital Management, LLC (2004-2006);
and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF
Funds Complex (2003-2005).
Phillip G. Goff	Principal Financial	One-year term.	Principal Financial Officer, Principal Accounting Officer and
TIAA-CREF	Officer, Principal	Principal Financial	Treasurer of the TIAA-CREF Mutual Funds (since 2007). Formerly,
730 Third Avenue	Accounting	Officer, Principal Accounting	Chief Financial Officer, Van Kampen Funds (2005-2006); and
New York, NY 10017-3206	Officer and	Officer and Treasurer since	Vice President and Chief Financial Officer, Enterprise Capital
DOB: 11/22/63	Treasurer	February 2007.	Management and the Enterprise Group of Funds (1995-2005).

A11406 3/07